AUDITED FINANCIAL STATEMENTS

Lincoln Life Variable Annuity Account LMB-K
Year Ended December 31, 2021
With Report of Independent Registered Public Accounting Firm

Lincoln Life Variable Annuity Account LMB-K

Audited Financial Statements

Year Ended December 31, 2021

Contents

Report of Independent Registered Public Accounting Firm	1-3

Audited Financial Statements

Statements of Net Assets	4

Statements of Operations	5

Statements of Changes in Net Assets	7

Notes to Financial Statements and Financial Highlights	11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Lincoln National Life Insurance Company and Contract

Owners of Lincoln Life Variable Annuity Account LMB-K

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise the Lincoln Life Variable Annuity Account LMB-K (the Account) as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and related notes (collectively referred to as the “financial statements”) and the financial highlights for each of the three years in the period then ended. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Lincoln Life Variable Annuity Account LMB-K at December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and each of their financial highlights for the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and the financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

2000 Market Street
Philadelphia, PA 19103
T +1 215 561 7300
F +1 215 569 8709

mitchelltitus.com

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Account’s auditor since 2020.

/s/ Mitchell & Titus, LLP

Philadelphia, PA
July 22, 2022

List of Subaccounts

▪   Columbia Variable Portfolio - Asset Allocation Fund – Class 1

▪   Columbia Variable Portfolio - Dividend Opportunity Fund – Class 1

▪   Columbia Variable Portfolio - Government Money Market Fund - Class 1

▪   Columbia Variable Portfolio - Large Cap Growth Fund - Class 1

▪   Columbia Variable Portfolio - Overseas Core Fund – Class 1

▪   Columbia Variable Portfolio - Small Company Growth Fund - Class 1

▪   Columbia Variable Portfolio - Strategic Income Fund - Class 1

▪   Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

Statements of Net Assets
December 31, 2021

Investments at market value:	Net Asset	Investments	Payable (to) from	Net Assets
	Value		Company
Columbia Variable Insurance Trust
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1 - 3,574 Shares (cost $57,998)	$37.76	$134,966	$-	$134,966
Columbia Variable Portfolio - Government Money Market Fund - Class 1 - 309,910 Shares (cost $309,910)	1.00	309,910	-	309,910
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1 - 9,736 Shares (cost $99,489)	37.95	369,497	-	369,497
Columbia Variable Portfolio - Overseas Core Fund - Class 1 - 1,170 Shares (cost $15,674)	15.08	17,644	-	17,644
Columbia Variable Portfolio - Small Company Growth Fund - Class 1 - 20,615 Shares (cost $399,900)	24.39	502,798	-	502,798
Columbia Variable Portfolio - Strategic Income Fund - Class 1 - 12,524 Shares (cost $53,351)	4.25	53,229	-	53,229
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1 - 6,083 Shares (cost $62,870)	10.34	62,893	-	62,893

Net Assets		$1,450,937	$-	$1,450,937

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

Statements of Operations
For the Year Ended December 31, 2021

	Columbia Variable Portfolio -	Columbia Variable Portfolio -	Columbia Variable Portfolio -	Columbia Variable Portfolio -
	Dividend Opportunity	Government Money	Large Cap Growth	Overseas Core
	Fund - Class 1	Market Fund - Class 1	Fund - Class 1	Fund - Class 1
Income:
Dividends	$-	$34	$-	$235

Expenses:
Mortality and expense risk and distribution charges	1,562	4,298	4,535	231
Net investment income (loss)	(1,562)	(4,264)	(4,535)	4

Net realized and change in unrealized gains (losses):
Realized gains (losses) on sale of fund shares	1,673	-	45,227	65
Realized gain distributions	-	-	-	377
Net realized gains (losses)	1,673	-	45,227	442

Net change in unrealized appreciation (depreciation)	26,962	-	44,974	1,013

Net realized and change in unrealized gains (losses)	28,635	-	90,200	1,455

Increase (decrease) in net assets from operations	$27,073	$(4,264)	$85,666	$1,459

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

Statements of Operations (concluded)
For the Year Ended December 31, 2021

	Columbia Variable Portfolio -	Columbia Variable Portfolio -	Columbia Variable Portfolio -
	Small Company Growth	Strategic Income	U.S. Government Mortgage
	Fund - Class 1	Fund - Class 1	Fund - Class 1
Income:
Dividends	$-	$2,898	$1,324

Expenses:
Mortality and expense risk and distribution charges	7,745	745	841
Net investment income (loss)	(7,745)	2,153	483

Net realized and change in unrealized gains (losses):
Realized gains (losses) on sale of fund shares	38,422	385	144
Realized gain distributions	95,908	-	1,027
Net realized gains (losses)	134,330	385	1,171

Net change in unrealized appreciation (depreciation)	(145,202)	(2,177)	(3,085)

Net realized and change in unrealized gains (losses)	(10,872)	(1,792)	(1,914)

Increase (decrease) in net assets from operations	$(18,617)	$360	$(1,431)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020

	Columbia Variable Portfolio -		Columbia Variable Portfolio -
	Asset Allocation		Dividend Opportunity
	Fund - Class 1		Fund - Class 1
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$-	$9,649	$(1,562)	$(1,415)
Net realized gains (losses)	-	(2,333)	1,673	1,705
Net change in unrealized appreciation (depreciation)	-	(37,463)	26,962	(1,261)
Increase (decrease) in net assets from operations	-	(30,147)	27,073	(971)

Contract Owner Transactions:
Purchase payments from contract owners	-	-	-	-
Transfers between accounts, net	-	(397,496)	(2,723)	585
Contract terminations, annuity payouts and contract charges	-	(9,391)	(645)	(3,214)
Net increase (decrease) in net assets from contract owner transactions	-	(406,887)	(3,368)	(2,629)

Total increase (decrease) in net assets	-	(437,034)	23,705	(3,600)

Net assets at beginning of year	-	437,034	111,261	114,861
Net assets at end of year	$-	$-	134,966	$111,261

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

Statements of Changes in Net Assets (continued)
For the Years Ended December 31, 2021 and 2020

	Columbia Variable Portfolio -		Columbia Variable Portfolio -
	Government Money Market		Large Cap Growth
	Fund - Class 1		Fund - Class 1
	2021	2020	2021	2020
Operations:
Net investment income (loss)	(4,264)	$(3,590)	$(4,535)	$(4,425)
Net realized gains (losses)	-	-	45,227	80,562
Net change in unrealized appreciation (depreciation)	-	-	44,974	10,955
Increase (decrease) from operations	(4,264)	(3,590)	85,666	87,092

Contract Owner Transactions:
Purchase payments from contract owners	-	-	-	-
Transfers between accounts, net	2,897	387,182	(19,872)	20,954
Contract terminations, annuity payouts and contract charges	(49,501)	(76,984)	(32,117)	(111,260)
Net increase (decrease) in net assets from contract owner transactions	(46,604)	310,198	(51,988)	(90,306)

Total increase (decrease) in net assets	(50,868)	306,608	33,677	(3,214)

Net assets at beginning of year	360,778	54,170	335,820	339,034
Net assets at end of year	$309,910	$360,778	$369,497	$335,820

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

Statements of Changes in Net Assets (continued)
For the Years Ended December 31, 2021 and 2020

	Columbia Variable Portfolio -		Columbia Variable Portfolio -
	Overseas Core		Small Company Growth
	Fund - Class 1		Fund - Class 1
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$4	$54	$(7,745)	$(5,607)
Net realized gains (losses)	442	68	134,330	11,473
Net change in unrealized appreciation (depreciation)	1,013	335	(145,202)	232,317
Increase (decrease) in net assets from operations	1,459	457	(18,617)	238,183

Contract Owner Transactions:
Purchase payments from contract owners	-	-	-	-
Transfers between accounts, net	(40)	(6,770)	(29,224)	2,765
Contract terminations, annuity payouts and contract charges	(950)	(978)	(23,046)	(27,259)
Net increase (decrease) in net assets from contract owner transactions	(990)	(7,748)	(52,270)	(24,494)

Total increase (decrease) in net assets	470	(7,291)	(70,887)	213,689

Net assets at beginning of year	17,174	24,465	573,685	359,996
Net assets at end of year	$17,644	$17,174	$502,798	$573,685

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

Statements of Changes in Net Assets (concluded)
For the Years Ended December 31, 2021 and 2020

	Columbia Variable Portfolio -		Columbia Variable Portfolio -
	Strategic Income		U.S Government Mortgage
	Fund - Class 1		Fund - Class 1
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$2,153	$1,039	$483	$674
Net realized gains (losses)	385	(10,410)	1,171	2,244
Net change in unrealized appreciation (depreciation)	(2,177)	11,458	(3,085)	293
Increase (decrease) in net assets from operations	360	2,087	(1,431)	3,211

Contract Owner Transactions:
Purchase payments from contract owners	-	-	-	-
Transfers between accounts, net	(1,504)	99	(93)	(5,554)
Contract terminations, annuity payouts and contract charges	(1,339)	(43,629)	(2,417)	(30,735)
Net increase (decrease) in net assets from contract owner transactions	(2,843)	(43,530)	(2,511)	(36,289)

Total increase (decrease) in net assets	(2,482)	(41,443)	(3,942)	(33,078)

Net assets at beginning of year	55,711	97,154	66,835	99,913
Net assets at end of year	$53,229	$55,711	$62,893	$66,835

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

Notes to Financial Statements and Financial Highlights
December 31, 2021

1.  Organization

Effective October 1, 2021, Lincoln Life Assurance Company of Boston, a wholly owned subsidiary of Lincoln National Life Insurance Company (“Lincoln Life”), merged with and into Lincoln Life (the “Company”). Also effective October 1, 2021, Variable Account K of Liberty Life Assurance Company of Boston is now known as Lincoln Life Variable Annuity Account LMB-K (the “Variable Account”). The Variable Account is a separate investment account of the Company and was established as a funding vehicle for the deferred and immediate variable annuity contracts issued by the Company. The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and is an investment company.  Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.  The Variable Account invests in eligible mutual funds and is a funding vehicle for group and individual variable annuity contracts.

The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of seven mutual funds (“the Funds”) of the open-ended management investment company, each Fund with its own investment objective. The Funds are:

Columbia Funds Variable Insurance Trust:

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1
Columbia Variable Portfolio - Government Money Market Fund - Class 1
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1
Columbia Variable Portfolio - Overseas Core Fund - Class 1(a)
Columbia Variable Portfolio - Small Company Growth Fund - Class 1
Columbia Variable Portfolio - Strategic Income Fund - Class 1
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1 (a) Formerly known as Columbia Variable Portfolio – Select International Equity Fund

Effective in 1997, the Variable Account discontinued writing new policies.

The following funds were merged in 2020: Columbia Variable Portfolio – Asset Allocation Fund – Class 1 merged into Columbia Variable Portfolio – Government Money Market Fund Class 1.

COVID-19 Risk

The novel coronavirus (COVID-19), which was first detected in 2020, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings and disruptions to supply chains and customer activity. This pandemic risk could have a significant adverse impact on subaccount investments.

Administrative Services

Administrative services necessary for the operation of the Variable Account were provided by Delaware Life Insurance Company through October 31, 2021. Beginning November 1, 2021, administrative services necessary for the operation of the Variable Account are provided by Protective Life Insurance Company.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

Notes to Financial Statements and Financial Highlights (continued)

2.  Significant Accounting Policies

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation and Transactions

Investments in mutual funds are valued at their closing net asset values (“NAV”) as determined by the respective mutual fund.  Transactions are recorded on the trade date.  Realized gains and losses on sales of investments are computed on the basis of the identified cost of the investment sold.  Dividend income and realized gain distributions are reinvested in additional fund shares and recorded on the ex-dividend date.

Fair Value

Investments in the Funds are stated at fair value as determined by the closing NAV per share on December 31, 2021.  NAV is quoted by the Funds as derived by the fair value of the Funds’ underlying investments.  The difference between cost and NAV is reflected as unrealized appreciation or depreciation of investments.  There are no redemption restrictions on investment in the Funds.  Investments for which the fair value is measure at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy.  Accordingly, the Variable Account’s investments in the Funds have not been classified in the fair value hierarchy.

Reserve for Variable Annuities

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 2000 Individual Annuity Mortality Table for issues prior to 1/1/2015 and the 2012 Individual Annuity Reserve Table for issues thereafter.  The assumed investment rate is either 3.0% or 5.0%.  The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Variable Account by the Company.

Transfers

Contract holders may make transfers between sub-accounts.  Transfers will be executed based on the unit value of each sub-account on the day the transfer is initiated.  The Company may charge a transfer fee of up to $25.

If a contract holder’s financial transaction is not executed on the appropriate investment date, a correcting transaction is required by the Company in order to make the contract owner whole.  The resulting risk of a gain or loss from this correcting transaction has no effect on the contract holder’s account and is fully assumed by the Company.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Company and are not taxed separately. The Company qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.  In the event of a change in applicable tax law, the Company will review this policy and if necessary a provision may be made in future years.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

Notes to Financial Statements and Financial Highlights (continued)

2.  Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets as of the date of the financial statements and the reported amounts of increases/ decreases in net assets from contract owner transactions during the reporting period.  Actual results could differ from amounts derived from management’s estimates.

3.  Expenses

Daily deductions are made from each contract owner’s account value for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value.  A deduction is also made from each contract owner’s account value, that has not reached the maximum cumulative annual sales charge limit, to compensate the Company for certain sales distribution expenses relating to a contract at an effective annual rate of 0.15% of average daily NAV. There are no deductions made from purchase payments for sales charges at the time of purchase.  In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted.  An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contract holder’s account on the contract anniversary date and these charges are reported in the statement of changes in net assets.

4. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified.  The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.  The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

Notes to Financial Statements and Financial Highlights (continued)

5. Purchases and Sales of Investments

The cost of shares purchased and proceeds from shares sold by the Variable Account during 2021 and 2020 are shown below:

2021	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	2,239	6,941
Columbia Variable Portfolio - Government Money Market Fund - Class 1	21,125	81,225
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	5,505	62,161
Columbia Variable Portfolio - Overseas Core Fund - Class 1	612	1,220
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	95,945	61,146
Columbia Variable Portfolio - Strategic Income Fund - Class 1	3,861	3,079
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	2,351	3,349

2020	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Columbia Variable Portfolio - Asset Allocation Fund - Class 1	128,818	418,613
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	-	5,867
Columbia Variable Portfolio - Government Money Market Fund - Class 1	455,116	139,210
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	21,826	120,266
Columbia Variable Portfolio - Overseas Core Fund - Class 1	18,977	26,447
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	7,563	30,354
Columbia Variable Portfolio - Strategic Income Fund - Class 1	2,277	44,092
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	2,089	37,451

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

Notes to Financial Statements and Financial Highlights (continued)

6. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2021 and 2020 are shown below:

			Net Increase
2021	Units Issued	Units Redeemed	(Decrease)
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	525	659	(134)
Columbia Variable Portfolio - Government Money Market Fund - Class 1	5,143	10,991	(5,848)
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	661	1,971	(1,310)
Columbia Variable Portfolio - Overseas Core Fund - Class 1	-	68	(68)
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	-	239	(239)
Columbia Variable Portfolio - Strategic Income Fund - Class 1	550	586	(36)
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	-	213	(213)

			Net Increase
2020	Units Issued	Units Redeemed	(Decrease)
Columbia Variable Portfolio - Asset Allocation Fund - Class 1	6	6,785	(6,779)
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	2	282	(280)
Columbia Variable Portfolio - Government Money Market Fund - Class 1	43,008	9,324	33,684
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	777	4,270	(3,493)
Columbia Variable Portfolio - Overseas Core Fund - Class 1	1,506	2,196	(690)
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	3	193	(190)
Columbia Variable Portfolio - Strategic Income Fund - Class 1	157	1,393	(1,236)
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	-	3,201	(3,201)

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

Notes to Financial Statements and Financial Highlights (continued)

7. Financial Highlights

A summary of unit values and units outstanding for variable life contracts by net investment income ratios and the expense ratios, excluding expenses of the underlying portfolios, and total returns for each of the five years in the period ended December 31, 2021 are as follows.

	December 31, 2021 through 2017					For the years ended December 31, 2021 through 2017

	Units	Unit Fair Value Lowest to Highest			Net Assets	Investment* Income Ratio	Expense Ratio** Lowest to Highest			Total Return*** Lowest to Highest

Columbia Variable Portfolio - Asset Allocation Fund - Class 1 (a)
2020	-	$60.87	to	$63.27	$-	2.71%	1.24%	to	1.39%	(6.83	) %	to		(6.79	) %
2019	6,779	65.33	to	67.88	437,034	1.61	1.24	to	1.39	19.46		to		19.64
2018	12,786	54.69	to	56.73	702,208	1.54	1.24	to	1.39	(5.85)		to		(5.71)
2017	14,593	58.09	to	60.17	849,608	1.64	1.24	to	1.39	14.03		to		14.20

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1
2021	5,967	$22.62			$134,966	-%		1.40%		24.42%
2020	6,101	18.18	to	18.44	111,261	-	1.24	to	1.39	(0.25)		to		(0.10)
2019	6,381	18.23	to	18.46	114,861	-	1.24	to	1.39	22.35		to		22.54
2018	7,668	14.90	to	15.07	114,328	-	1.24	to	1.39	(7.04)		to		(6.90)
2017	8,297	16.02	to	16.18	133,011	-	1.24	to	1.39	12.80		to		12.97

Columbia Variable Portfolio - Government Money Market Fund - Class 1
2021	33,546	$9.24			$309,910	0.01%		1.40%		(1.38			) %
2020	39,394	9.37	to	9.47	360,778	0.11	1.24	to	1.39	(1.08)		to		(0.93)
2019	5,710	9.47	to	9.56	54,170	1.90	1.24	to	1.39	0.48		to		0.64
2018	6,826	9.42	to	9.50	64,350	1.78	1.24	to	1.39	0.11		to		0.26
2017	3,316	9.41	to	9.48	31,238	-	1.24	to	1.39	(0.96)		to		(0.81)

Columbia Variable Portfolio - Large Cap Growth Fund - Class 1
2021	8,505	$43.44			$369,497	-%		1.40%		26.94%
2020	9,815	34.22	to	34.72	335,820	-	1.24	to	1.39	32.87		to		33.07
2019	13,308	25.75	to	26.09	339,034	-	1.24	to	1.39	34.02		to		34.23
2018	15,677	19.22	to	19.44	301,132	-	1.24	to	1.39	(5.27)		to		(5.13)
2017	16,841	20.29	to	20.49	341,737	-	1.24	to	1.39	26.37		to		26.56

Columbia Variable Portfolio - Overseas Core Fund - Class 1
2021	1,228	$14.37			$17,644	1.35%		1.40%		8.45%
2020	1,296	13.25			17,174	1.69		1.39		7.61
2019	1,986	12.32			24,465	2.16		1.39		23.74
2018	3,711	9.95			36,937	2.83		1.39		(17.79)
2017	4,049	12.11			49,024	2.23		1.39		25.77

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT LMB-K

Notes to Financial Statements and Financial Highlights (continued)

7. Financial Highlights (continued)

	December 31, 2021 through 2017					For the years ended December 31, 2021 through 2017

	Units	Unit Fair Value Lowest to Highest			Net Assets	Investment* Income Ratio	Expense Ratio** Lowest to Highest			Total Return*** Lowest to Highest

Columbia Variable Portfolio - Small Company Growth Fund - Class 1
2021	2,894	$173.77			$502,798	-%		1.25%			(4.24	) %
2020	3,132	181.47	to	188.89	573,685	-	1.24	to	1.39	68.76	to		69.01
2019	3,322	107.53	to	111.76	359,996	-	1.24	to	1.39	38.76	to		39.96
2018	3,872	77.50	to	80.43	301,740	-	1.24	to	1.39	(3.12)	to		(2.97)
2017	4,291	79.99	to	82.89	344,375	-	1.24	to	1.39	27.47	to		37.66

Columbia Variable Portfolio - Strategic Income Fund - Class 1
2021	1,425	$37.35			$53,229	5.32%		1.40%			0.67%
2020	1,462	37.10			55,711	2.86		1.39			5.34
2019	2,698	35.22			97,154	3.73		1.39			8.85
2018	3,020	32.35			97,699	3.57		1.39			(1.77)
2017	3,568	10.93	to	32.94	114,075	2.95	1.24	to	1.39	4.90	to		5.05

Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1
2021	5,615	$11.20			$62,893	2.04%		1.40%			(2.35	) %
2020	5,829	11.47			66,835	2.21		1.39			3.63
2019	9,030	11.06			99,913	2.78		1.39			5.26
2018	9,497	10.51			99,825	2.92		1.39			0.44
2017	10,045	10.47			105,123	2.96		1.39			1.92

(a)       Effective April 24, 2020, Columbia Variable Portfolio – Asset Allocation Fund Class 1 merged into Columbia Variable Portfolio – Government Money Market Fund Class 1.

* These ratios represent the dividends, excluding distributions of capital gains, and other income received by the portfolio from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying fund in which the portfolios invest. The investment ratios are annualized for those funds merged during the year.

** These ratios represent the annualized contract expenses of the portfolio, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying mutual fund, and reflect a deduction only for expenses assessed through the daily unit value calculation.  The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.